13 Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets
	Goodwill	Brands and Patents	Software licenses	Customers and Suppliers Agreements	Total
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Acquisitions		112	61,414		61,526
Foreign currency translation adjustment		12,957	2,704		15,661
Cost		13,919	6,356		20,275
Amortization		(962)	(3,652)		(4,614)
Transfers from projects and stoppage in progress			6,433		6,433
Amortization		(7,751)	(32,747)	(22,016)	(62,514)
Net book value	2,058,874	251,615	271,936	179,663	2,762,088
Cost	3,187,678	451,415	874,159	392,180	4,905,432
Accumulated amortization	(1,128,804)	(199,800)	(602,223)	(212,517)	(2,143,344)
Balance as of December 31, 2019	2,058,874	251,615	271,936	179,663	2,762,088

Acquisitions		1,789	38,660	66	40,515
Foreign currency translation adjustment		38,409	21,531		59,940
Cost		46,311	56,422		102,733
Amortization		(7,902)	(34,891)		(42,793)
Transfers from property, plant and equipment projects and stoppage in progress			40,992		40,992
Amortization		(6,753)	(46,075)	(22,016)	(74,844)
Net book value	2,058,874	285,060	327,044	157,713	2,828,691
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Average annual rates of amortization		2.96%	14.50%	6.01%

Schedule of goodwill impairment testing

In December 2020, Braskem performed an impairment test using the value in use method (discounted cash flow), as shown below:

	Allocated	Recoverable	Book
	goodwill	amount	value (i)	CF/Book value

Northeastern petrochemical complex	475,780	14,846,391	3,540,498	4.2
Southern petrochemical complex	1,390,741	32,417,808	4,583,414	7.1
Vinyls unit	192,353	2,168,594	2,073,351	1.0

(i)	The book value includes, in addition to goodwill, tangible and intangible assets with defined useful lives and the working capital.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, Braskem conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity

Northeastern petrochemical complex	13,745,276	14,209,808
Southern petrochemical complex	30,218,367	31,168,593
Vinyls unit	1,930,200	2,029,886

Schedule of discount rate

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, Braskem conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity

Northeastern petrochemical complex	13,745,276	14,209,808
Southern petrochemical complex	30,218,367	31,168,593
Vinyls unit	1,930,200	2,029,886

Schedule of intangible assets by country
(c)	Intangible assets by country

	2020	2019

Brazil	2,517,470	2,521,941
Mexico	259,822	193,741
United States of America	25,156	24,313
Germany	26,211	22,077
Other	32	16
	2,828,691	2,762,088